Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based On:
			Average
			Summary	Average				(Company
	Summary		Compensation	Compensation				Selected
Fiscal	Compensation	Compensation	Table Total for	Actually Paid to		Peer		Measure)
Year	Table Total for	Actually Paid to	Non-PEO NEOs	Non-PEO NEOs	Company	Group TSR	Net Loss ($in	Revenue ($)
(a)	PEO ($)(b)	PEO ($)(b)(c)	($)(d)	($)(d)(e)	TSR ($)(f)	($)(g)	millions) (h)	(i)
2025	2,752,725	2,373,242	1,114,449	970,262	15	75	(191,372)	158,162
2024	4,165,643	817,719	1,400,560	562,259	17	45	(156,778)	112,132
2023	4,811,321	1,442,474	1,421,886	660,598	55	49	(108,056)	123,394
2022	2,458,801	(3,687,206)	1,393,423	581,404	156	110	(147,232)	130,484
2021	3,585,248	11,728,338	1,235,462	2,386,582	400	219	(101,025)	69,585

(a)	This statement includes five fiscal years (2021, 2022, 2023, 2024 and 2025).
(b)	The principal executive officer (“PEO”) is Jason Few for all years shown.
(c)

Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023	2024	2025
Summary Compensation Table (“SCT”) Total Compensation ($)	3,585,248	2,458,801	4,811,321	4,165,643	2,752,725
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,641,264)	(1,306,250)	(3,732,622)	(3,020,681)	(1,420,380)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,073,169	434,375	900,689	602,364	1,284,586
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,657,887	(1,833,203)	(142,382)	(483,437)	(195,837)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	53,298	(3,440,929)	(394,532)	(446,170)	(47,853)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—		—
Compensation Actually Paid ($)	11,728,338	(3,687,206)	1,442,474	817,719	2,373,242

(d)

The following Non-PEO NEOs are included in the average figures shown: 2021 includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, Anthony Leo (the Company’s former Executive Vice President and Chief Technology Officer) and Jennifer Arasimowicz (the Company’s former Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary) and for 2022, 2023 and 2024 includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, and Mr. Feasel. For 2025, the average includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, Mr. Feasel, and Mr. Achanta.

(e)

CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023	2024	2025
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
Average SCT Total Compensation ($)	1,235,462	1,393,423	1,421,886	1,400,560	1,114,449
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	(654,102)	(697,361)	(799,382)	(777,430)	(382,329)
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,440	256,623	187,271	155,030	292,893
Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	777,820	(336,736)	(87,520)	(103,535)	(45,403)
Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—	—	—
Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	87,963	(34,544)	(61,657)	(112,366)	(9,348)
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Average Compensation Actually Paid ($)	2,386,582	581,404	660,598	562,259	970,262

(f)	Represents our TSR calculated from October 31, 2020 for the measurement periods ending October 31 of each of 2021, 2022, 2023, 2024 and 2025, respectively.
(g)

The peer group used to calculate Peer Group TSR in column (g) is our 2025 primary compensation peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. TSR is based on the value of an initial fixed investment of $100 as of October 31, 2020 and is weighted for the market capitalization of each peer company in each applicable year.

The peer group used in the prior year was from the NASDAQ Clean Edge Green Energy Total Return Index and the total TSR for the periods ending on October 31, 2021, 2022, 2023, 2024 and 2025, based on the value of an initial fixed investment of $100 in the index as of October 31, 2020, was $164, $120, $71, $72 and $100, respectively. The peer group change was made for the disclosure in this year’s proxy statement because we believe that the compensation peer group provides a more accurate benchmark for performance compared to the published index previously used.
(h)

Reflects “Net Loss” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022, 2023, 2024 and 2025. Altus Power was excluded from this calculation because the company was acquired in April 2025.

(i)

The Company-selected measure is “Revenue” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022, 2023, 2024 and 2025.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(b)	The principal executive officer (“PEO”) is Jason Few for all years shown.
(d)

The following Non-PEO NEOs are included in the average figures shown: 2021 includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, Anthony Leo (the Company’s former Executive Vice President and Chief Technology Officer) and Jennifer Arasimowicz (the Company’s former Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary) and for 2022, 2023 and 2024 includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, and Mr. Feasel. For 2025, the average includes Mr. Bishop, Mr. Dolger, Mr. Lisowski, Mr. Feasel, and Mr. Achanta.

Peer Group Issuers, Footnote	(g)
PEO Total Compensation Amount	$ 2,752,725	$ 4,165,643	$ 4,811,321	$ 2,458,801	$ 3,585,248
PEO Actually Paid Compensation Amount	$ 2,373,242	817,719	1,442,474	(3,687,206)	11,728,338
Adjustment To PEO Compensation, Footnote
(c)

Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023	2024	2025
Summary Compensation Table (“SCT”) Total Compensation ($)	3,585,248	2,458,801	4,811,321	4,165,643	2,752,725
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,641,264)	(1,306,250)	(3,732,622)	(3,020,681)	(1,420,380)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	4,073,169	434,375	900,689	602,364	1,284,586
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,657,887	(1,833,203)	(142,382)	(483,437)	(195,837)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	53,298	(3,440,929)	(394,532)	(446,170)	(47,853)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—		—
Compensation Actually Paid ($)	11,728,338	(3,687,206)	1,442,474	817,719	2,373,242

Non-PEO NEO Average Total Compensation Amount	$ 1,114,449	1,400,560	1,421,886	1,393,423	1,235,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 970,262	562,259	660,598	581,404	2,386,582
Adjustment to Non-PEO NEO Compensation Footnote
(e)

CAP to our non-PEO NEOs reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Fiscal Year	2021	2022	2023	2024	2025
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
Average SCT Total Compensation ($)	1,235,462	1,393,423	1,421,886	1,400,560	1,114,449
Less: Average Stock and Option Award Values Reported in SCT for the Covered Year ($)	(654,102)	(697,361)	(799,382)	(777,430)	(382,329)
Plus: Average Fair Value for Stock and Option Awards Granted in the Covered Year ($)	939,440	256,623	187,271	155,030	292,893
Average Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	777,820	(336,736)	(87,520)	(103,535)	(45,403)
Average Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	—	—	—	—	—
Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	87,963	(34,544)	(61,657)	(112,366)	(9,348)
Less: Average Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Average Compensation Actually Paid ($)	2,386,582	581,404	660,598	562,259	970,262

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Measures 1. Total Revenue 2. Order Bookings 3. Total Unrestricted Cash 4. Adjusted EBITDA
Total Shareholder Return Amount	$ 15	17	55	156	400
Peer Group Total Shareholder Return Amount	75	45	49	110	219
Net Income (Loss)	$ (191,372,000,000)	$ (156,778,000,000)	$ (108,056,000,000)	$ (147,232,000,000)	$ (101,025,000,000)
Company Selected Measure Amount	158,162	112,132	123,394	130,484	69,585
PEO Name	Jason Few
Total Shareholder Return Index Amount	$ 100	$ 72	$ 71	$ 120	$ 164
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description
(i)

The Company-selected measure is “Revenue” in the Company’s audited financial statements included in the Company’s Annual Reports on Form 10-K for each of the years ended October 31, 2021, 2022, 2023, 2024 and 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Order Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Total Unrestricted Cash
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,420,380)	(3,020,681)	(3,732,622)	(1,306,250)	(2,641,264)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,284,586	602,364	900,689	434,375	4,073,169
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,837)	(483,437)	(142,382)	(1,833,203)	6,657,887
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,853)	(446,170)	(394,532)	(3,440,929)	53,298
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(382,329)	(777,430)	(799,382)	(697,361)	(654,102)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,893	155,030	187,271	256,623	939,440
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,403)	(103,535)	(87,520)	(336,736)	777,820
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,348)	$ (112,366)	$ (61,657)	$ (34,544)	$ 87,963